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                                    MAS FUNDS

 Supplement dated May 13, 1998 to the MAS Funds' Institutional Class Prospectus
                             dated January 31, 1998


This supplement to the Prospectus supersedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

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         Page 18 of the Prospectus is hereby amended to include David P. Chu as a member of the Portfolio Management Team of the Mid Cap Growth Portfolio.

         Page 61 of the Prospectus is hereby amended to include the following description of David P. Chu's business experience during the last five years:

David P. Chu, Vice President, Morgan Stanley, joined MAS in 1998. He served as Senior Equity Analyst from 1992 to 1997 and as Co-Portfolio Manager in 1997 for NationsBank and its subsidiary, TradeStreet Investment Associates. He assumed responsibility for the Mid Cap Growth Portfolio in 1998.

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         Page 21 of the Prospectus is hereby amended to include Daniel M. Niland as a member of the Portfolio Management Team of the Cash Reserves Portfolio.

         Page 62 of the Prospectus is hereby amended to include the following description of Daniel M. Niland's business experience during the last five years:

Daniel M. Niland, Vice President, Morgan Stanley, joined Morgan Stanley in 1997. He served as Vice President/Portfolio Manager at J.P. Morgan & Co. from 1987-1996 and as Vice President/Senior Portfolio Manager at Citibank Global Asset Management from 1996-1997. He assumed responsibility for the Cash Reserves Portfolio in 1998.

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         Due to other responsibilities within the firm, Ellen D. Harvey has been removed as a member of the Cash Reserves Portfolio Management Team and Christian
G. Roth has been removed as a member of the Intermediate Duration and Limited Duration Portfolio Management Teams. Therefore, pages 21, 27 and 29 of the Prospectus are hereby amended to reflect these changes.

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The Portfolio Management section beginning on page 60 of the Prospectus is hereby amended to reflect that William B. Gerlach and James J. Jolinger are Principals and Horacio A. Valeiras is a Managing Director of Morgan Stanley.

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         The following portion of the Trustees and Officers section on page 65 of the Prospectus is hereby amended to read:

Joseph J. Kearns, Trustee; investment consultant; Chief Investment Officer, the
J. Paul Getty Trust; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, the Ford Family Foundation.




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